S000090511 [Member] Investment Strategy - AMG Systematica Trend-Enhanced Markets Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by allocating its assets between a “Trend Following Component” and a “Strategic Long U.S. Equity Component”, as described below, with a goal of delivering a solution that has potential to deliver equity-like returns while mitigating downside risk during periods of heightened market volatility.
The Systematica Group consists of Systematica Investments Limited, acting as general partner of Systematica Investments LP, the subadviser to the Fund (“Systematica” or the “Subadviser”), and Systematica Investments GP Limited, Systematica Investments Singapore Pte. Ltd, and Systematica Investments UK LLP (each a sub-subadviser to the Fund and collectively with Systematica, the “Systematica Group”).
Trend Following Component: The Fund employs a trend following strategy that seeks to algorithmically identify and profit from movements in markets relating to trends. A trend refers to the overall direction a market is moving over a period of time. The Systematica Group, which manages the Fund, believes that these trends exist because of market inefficiencies and are primarily due to investor behavior and the way in which information is disseminated across the broad investor universe.
The Fund generally seeks to gain exposure to major asset classes, such as fixed income, equities, currencies and commodities, by investing in derivative instruments. The Fund’s exposures to markets within an asset class, and the extent of its exposure to a particular asset class, will vary based on its trend following strategy. Exposures within an asset class may include any subset of the asset class, such as geographic region, industry, market capitalization, credit quality, or underlying asset, and any other subset of the applicable asset class. The Fund may have investment exposure to foreign securities, including emerging market securities.
The Fund attempts to identify trends over multiple time horizons for each market traded. The time horizons used by the Fund to identify trends typically range from a few days to a few months and are combined to produce an aggregate forecast for each applicable market. In each case, the model used to manage the Fund seeks to forecast returns for the applicable market in order to identify the position the Fund should take. Position decisions are made on a systematic basis using quantitative analysis based on algorithms overseen by the Systematica Group.
The Fund invests in derivative instruments for investment exposure. Generally, the Fund gains exposure to asset classes by investing in futures contracts and forwards, including, but not limited to, commodity futures, currencies, currency forwards, equity index futures, bond futures and interest rate futures. Derivative instruments may be exchange-traded or over-the-counter. The Fund may take either a long or a short position in a given market and will typically take a long position in a market that is viewed as being in an up trend and will typically take a short position in a market that is viewed as being in a down trend.
Strategic Long U.S. Equity Component: The Strategic Long U.S. Equity Component is intended to provide long-term, strategic exposure to the U.S. equity market. The Fund will implement this component of its strategy by allocating a portion of its assets to long positions in U.S. equity markets through the use of one or more U.S. equity index futures.
Portfolio Allocation: The Systematica Group will seek to achieve its investment objective by building a portfolio that currently targets approximately 90% exposure of the Fund’s net assets to the Trend Following Component and approximately 70% exposure of the Fund’s net assets to the Strategic Long U.S. Equity Component. Because of its derivative positions, the Fund typically has gross investment exposure in excess of its net assets, meaning that the Fund typically is leveraged. The Fund may be subject to higher risk of loss than if the Fund were not leveraged, and the Fund's performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices. The Fund’s overall allocation between the Trend Following Component and the Strategic Long U.S. Equity Component may vary from time to time due to market changes, including, but not limited to, equity prices, interest rates, commodity prices, FX rates, geopolitical events and economic developments. The Fund’s exposure to various asset classes within the Trend Following Component will also be updated on a daily basis based on trend signals. The Fund may retain amounts in cash or cash equivalents, including U.S. government securities and money market and similar funds, as collateral for the derivatives positions the Fund takes, pending reinvestment or to the extent consistent with the Fund’s investment objective.
Investments in Subsidiary: The Fund intends to make investments directly and through its wholly-owned and controlled subsidiary, organized under the laws of the Cayman Islands (the “Trend-Enhanced Markets Subsidiary”, and for purposes of this section, the “Subsidiary”), and may invest up to 25% of its total assets (measured at the time of investment) in the Subsidiary. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the U.S. federal tax laws, rules and regulations that apply to registered investment companies. The Systematica Group also manages the assets of the Subsidiary. Generally, the Subsidiary will invest primarily in commodity futures. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments, however, the Fund and the Subsidiary will comply with Rule 18f-4 under the Investment Company Act of 1940, as amended, on a consolidated basis with respect to investments by the Subsidiary in derivatives.